Net finance income (Tables)	12 Months Ended
Jun. 30, 2023
Net finance income
Schedule of net finance income

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	40,433	66,344	145,225

Finance costs
—Interest on loans and borrowings	(1,545)	(405)	(226)
—Interest on lease liabilities	(26,817)	(32,991)	(34,396)
	(28,362)	(33,396)	(34,622)
Net finance income	12,071	32,948	110,603